EMPLOYEE BENEFITS (Details 7) (USD $)	12 Months Ended									12 Months Ended																					12 Months Ended							12 Months Ended
	Dec. 31, 2011 Non U.S. Pension Plans	Dec. 31, 2010 Non U.S. Pension Plans	Dec. 31, 2011 Non U.S. Pension Plans Insurance contracts	Dec. 31, 2010 Non U.S. Pension Plans Insurance contracts	Dec. 31, 2011 Non U.S. Pension Plans Fixed maturity securities: U.S. and international high yield	Dec. 31, 2010 Non U.S. Pension Plans Fixed maturity securities: U.S. and international high yield	Dec. 31, 2011 Non U.S. Pension Plans Equity securities - U.S.	Dec. 31, 2010 Non U.S. Pension Plans Equity securities - U.S.	Dec. 31, 2010 Non U.S. Pension Plans U.S. government and government sponsored entities	Dec. 31, 2011 Non U.S. Pension Plans Level 3	Dec. 31, 2010 Non U.S. Pension Plans Level 3	Dec. 31, 2010 Non U.S. Pension Plans Level 3 Real estate	Dec. 31, 2011 Non U.S. Pension Plans Level 3 Other fixed income securities	Dec. 31, 2010 Non U.S. Pension Plans Level 3 Private equity funds:	Dec. 31, 2011 Non U.S. Pension Plans Level 3 Insurance contracts	Dec. 31, 2010 Non U.S. Pension Plans Level 3 Insurance contracts	Dec. 31, 2011 U.S. Pension Plans	Dec. 31, 2010 U.S. Pension Plans	Dec. 31, 2011 U.S. Pension Plans Private equity funds:	Dec. 31, 2010 U.S. Pension Plans Private equity funds:	Dec. 31, 2011 U.S. Pension Plans Insurance contracts	Dec. 31, 2010 U.S. Pension Plans Insurance contracts	Dec. 31, 2011 U.S. Pension Plans Fixed maturity securities: U.S. and international high yield	Dec. 31, 2010 U.S. Pension Plans Fixed maturity securities: U.S. and international high yield	Dec. 31, 2011 U.S. Pension Plans Fixed maturity securities: Mortgage and other asset-backed securities	Dec. 31, 2010 U.S. Pension Plans Fixed maturity securities: Mortgage and other asset-backed securities	Dec. 31, 2011 U.S. Pension Plans Equity securities - U.S.	Dec. 31, 2010 U.S. Pension Plans Equity securities - U.S.	Dec. 31, 2011 U.S. Pension Plans U.S. government and government sponsored entities	Dec. 31, 2010 U.S. Pension Plans U.S. government and government sponsored entities	Dec. 31, 2011 U.S. Pension Plans Level 3	Dec. 31, 2010 U.S. Pension Plans Level 3	Dec. 31, 2011 U.S. Pension Plans Level 3 Private equity funds:	Dec. 31, 2010 U.S. Pension Plans Level 3 Private equity funds:	Dec. 31, 2011 U.S. Pension Plans Level 3 Fixed maturity securities: U.S. investment grade	Dec. 31, 2010 U.S. Pension Plans Level 3 Fixed maturity securities: U.S. investment grade	Dec. 31, 2009 U.S. Pension Plans Level 3 Fixed maturity securities: U.S. investment grade	Dec. 31, 2011 U.S. Pension Plans Level 3 Fixed maturity securities: U.S. and international high yield	Dec. 31, 2010 U.S. Pension Plans Level 3 Fixed maturity securities: U.S. and international high yield	Dec. 31, 2011 U.S. Pension Plans Level 3 Fixed maturity securities: Mortgage and other asset-backed securities	Dec. 31, 2010 U.S. Pension Plans Level 3 Fixed maturity securities: Mortgage and other asset-backed securities	Dec. 31, 2011 U.S. Pension Plans Level 3 U.S. government and government sponsored entities	Dec. 31, 2010 U.S. Pension Plans Level 3 U.S. government and government sponsored entities	Dec. 31, 2009 U.S. Pension Plans Level 3 U.S. government and government sponsored entities
Changes in Level 3 fair value measurements
Fair value of plan assets, beginning of year	$ 954,000,000	$ 750,000,000	$ 39,000,000	$ 98,000,000	$ 88,000,000	$ 32,000,000	$ 19,000,000	$ 24,000,000	$ 10,000,000	$ 34,000,000	$ 69,000,000	$ 19,000,000		$ 21,000,000	$ 34,000,000	$ 29,000,000	$ 3,425,000,000	$ 3,362,000,000	$ 223,000,000	$ 209,000,000	$ 31,000,000	$ 32,000,000	$ 104,000,000	$ 153,000,000	$ 116,000,000	$ 124,000,000	$ 1,462,000,000	$ 1,744,000,000	$ 795,000,000	$ 479,000,000	$ 290,000,000	$ 229,000,000	$ 209,000,000	$ 175,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 80,000,000	$ 52,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Net Realized and Unrealized Gains (Losses)	3,000,000	(3,000,000)								3,000,000	3,000,000				3,000,000	3,000,000	125,000,000	456,000,000													6,000,000	24,000,000	5,000,000	17,000,000						1,000,000	7,000,000
Purchases										3,000,000			1,000,000		2,000,000																64,000,000		30,000,000							34,000,000
Sales																															(99,000,000)		(20,000,000)							(79,000,000)
Settlements																															(3,000,000)		(1,000,000)					(1,000,000)		(1,000,000)
Purchases, Sales, Issuances and Settlements-Net											2,000,000					2,000,000																41,000,000		17,000,000							24,000,000
Transfers In (Out)											(40,000,000)	(19,000,000)		(21,000,000)																	5,000,000	(4,000,000)						1,000,000	(1,000,000)	4,000,000	(3,000,000)
Transfers Out																															(3,000,000)									(3,000,000)
Fair value of plan assets, end of year	683,000,000	954,000,000	39,000,000	98,000,000	88,000,000	32,000,000	19,000,000	24,000,000	10,000,000	40,000,000	34,000,000		1,000,000		39,000,000	34,000,000	3,432,000,000	3,425,000,000	223,000,000	209,000,000	31,000,000	32,000,000	104,000,000	153,000,000	116,000,000	124,000,000	1,462,000,000	1,744,000,000	795,000,000	479,000,000	260,000,000	290,000,000	223,000,000	209,000,000	1,000,000	1,000,000	1,000,000		1,000,000	36,000,000	80,000,000	1,000,000	1,000,000	1,000,000
Changes in Unrealized Gains (Losses) on Instruments Held at End of year																															$ (9,000,000)	$ (15,000,000)	$ (23,000,000)					$ 1,000,000	$ (1,000,000)	$ 13,000,000	$ (14,000,000)